Goodwill (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) Reporting_Unit	Dec. 31, 2023 EUR (€)
Goodwill [Line Items]
Goodwill	€ 4,588.6	€ 4,588.6
Number of reporting units | Reporting_Unit	2
Goodwill accumulated impairment loss	€ 0.0	0.0
RU ASML
Goodwill [Line Items]
Goodwill	4,126.3	4,126.3
RU CLS
Goodwill [Line Items]
Goodwill	€ 462.3	€ 462.3